CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 466	$ 6
Prepaid expenses	30,350	69,483
Prepaid income taxes	51,642	0
Total current assets	82,458	69,489
Cash and marketable securities held in Trust Account	5,967,947	32,005,205
Total assets	6,050,405	32,074,694
Current Liabilities
Accounts payable and accrued expenses	609,509	622,441
Promissory note - related party	862,148	416,141
Promissory notes payable	1,809,889	1,535,623
Total liabilities	3,281,546	2,574,205
Commitments and contingencies (Note 7)
Common stock subject to possible redemption, -0- and 2,305,335 shares at redemption value at December 31, 2020 and 2019, respectively	0	24,500,488
Stockholders' Equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized; 2,688,242 and 2,844,414 shares issued and outstanding (excluding -0- and 2,305,335 shares subject to possible redemption) at December 31, 2020 and 2019, respectively	2,688	2,844
Additional paid-in capital	2,831,088	4,627,662
Retained earnings/(accumulated deficit)	(64,917)	369,495
Total stockholders' equity	2,768,859	5,000,001
Total liabilities and stockholders' equity	$ 6,050,405	$ 32,074,694